Staff costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff costs
Wages and salaries	€ (116,408)	€ (61,619)	€ (46,677)
Social security costs	(16,858)	(11,003)	(9,081)
Pension costs	(4,715)	(2,994)	(2,175)
Other personnel costs	(39,109)	(27,375)	(16,465)
Total personnel costs	(177,090)	(102,991)	(74,398)
Costs for warrants granted	€ 32,500	€ 21,300	€ 11,800